Other accounts receivable, net - Movement in the allowance for doubtful accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other accounts receivable, net
Balance as of beginning of the year	$ (11,304)	$ (17,809)	$ (19,317)
Write-offs	11,389	17,126	6,228
Increase in allowance	(40,393)	(10,621)	(4,720)
Balance as of end of the year	$ (40,308)	$ (11,304)	$ (17,809)